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<SEQUENCE>1
<FILENAME>t305089.txt



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       Dec 31, 2012
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         RiverFront Investment Group, LLC
Address:      1214 East Cary Street
              Richmond, VA  23219


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Wendy Smailes
Title:   Chief Compliance Officer
Phone:   (804) 549-4814

Signature, Place, and Date of Signing:

/s/ Wendy L. Smailes            Richmond, Virginia             Dec 31, 2012
------------------             ---------------------          -----------------
   [Signature]                    [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          0
                                                          ----

Form 13F Information Table Entry Total:                    87
                                                          ----

Form 13F Information Table Value Total:             $2,624,192
                                                  ------------
                                                   (thousands)




List of Other Included Managers:

{None}

                          TITLE OF              VALUE   SHARES/  SH/ PUT/   INVSTMT    OTHER           VOTING AUTHORITY
NAME OF ISSUER               CLASS    CUSIP    (x$1000) PRN AMT PRN CALL   DSCRETN   MANAGERS    SOLE                 SHARED   NONE

-----------------------------------------------------------------------------------------------------------------------

AMERICAN CAMPUS CMNTYS INC COM COM   024835100    275      5953   SH       SOLE                 5953       0         0
ANIXTER INTL INC COM           COM   035290105    299      4671   SH       SOLE                 4671       0         0
APPLE COMPUTER INC             COM   037833100  33451     62886   SH       SOLE                62678       0         0
BMC SOFTWARE INC COM           COM   055921100    237      5970   SH       SOLE                 5970       0         0
ESTERLINE TECHNOLOGIES CORP CO COM   297425100    331      5198   SH       SOLE                 5198       0         0
FAMILY DLR STORES INC COM      COM   307000109    223      3511   SH       SOLE                 3511       0         0
GASCO ENERGY INC COM           COM   367220100      3     40000   SH       SOLE                40000       0         0
INTERPUBLIC GROUP COS INC COM  COM   460690100    282     25552   SH       SOLE                25552       0         0
ISHARES INC MSCI CDA INDEX     COM   464286509   3747    131814   SH       SOLE               122972       0         0
ISHARES INC MSCI EMU INDEX     COM   464286608  22791    680777   SH       SOLE               670366       0         0
ISHARES INC MSCI PAC J IDX     COM   464286665  33436    709058   SH       SOLE               702031       0         0
ISHARES INC MSCI UTD KINGD     COM   464286699  14657    816653   SH       SOLE               803799       0         0
ISHARES INC MSCI SWITZERLD     COM   464286749   7984    297625   SH       SOLE               292957       0         0
ISHARES INC MSCI GERMAN        COM   464286806  17738    717599   SH       SOLE               704325       0         0
ISHARES TR LEHMAN AGG BND      COM   464287226    335      3013   SH       SOLE                 3013       0         0
ISHARES TR MSCI EMERG MKT      COM   464287234  27004    608917   SH       SOLE               599995       0         0
ISHARES TR MSCI EAFE IDX       COM   464287465  40098    704852   SH       SOLE               694939       0         0
ISHARES TR S&P MIDCAP 400      COM   464287507  14760    145130   SH       SOLE               145130       0         0
ISHARES TR DJ US FINL SVC      COM   464287770  66214   1116082   SH       SOLE              1110518       0         0
ISHARES TR S&P SMLCAP 600      COM   464287804  50139    641659   SH       SOLE               635948       0         0
ISHARES TR MSCI ACJPN IDX      COM   464288182  20626    340835   SH       SOLE               334190       0         0
ISHARES TR MSCI ACWI EX        COM   464288240  14583    348065   SH       SOLE               342523       0         0
ISHARES TR JPMORGAN USD        COM   464288281  89822    731513   SH       SOLE               731513       0         0
ISHARES TR HIGH YLD CORP       COM   464288513 104337   1117698   SH       SOLE              1117698       0         0
ISHARES TR MBS FIXED BDFD      COM   464288588  40694    376828   SH       SOLE               376828       0         0
ISHARES TR LEHMAN 1-3 YR       COM   464288646   1010      9577   SH       SOLE                 9577       0         0
ISHARES TR RSSL MCRCP IDX      COM   464288869   2403     45928   SH       SOLE                45928       0         0
JOHNSON & JOHNSON              COM   478160104  24043    342917   SH       SOLE               341623       0         0
MCDONALDS CORP                 COM   580135101  23236    263346   SH       SOLE               262390       0         0
MEADWESTVACO CORP COM          COM   583334107  23054    723439   SH       SOLE               721058       0         0
MICROCHIP TECHNOLOGY INC COM   COM   595017104    209      6427   SH       SOLE                 6427       0         0
NORDSTROM INC COM              COM   655664100  22290    416604   SH       SOLE               415238       0         0
OIL STATES INTL INC COM        COM   678026105    383      5357   SH       SOLE                 5357       0         0
PENN NATL GAMING INC           COM   707569109    331      6750   SH       SOLE                 6750       0         0
PEOPLES UNITED FINANCIAL INCCO COM   712704105    275     22750   SH       SOLE                22750       0         0
QUALCOMM INC COM               COM   747525103  14829    239714   SH       SOLE               239714       0         0
RYDER SYS INC COM              COM   783549108    256      5120   SH       SOLE                 5120       0         0
SCHEIN HENRY INC               COM   806407102    312      3879   SH       SOLE                 3879       0         0
SNAP ON INC COM                COM   833034101    312      3944   SH       SOLE                 3944       0         0
SOTHEBY HLDGS INC CL A         COM   835898107    477     14193   SH       SOLE                14193       0         0
TIME WARNER INC NEW            COM   887317303  29331    613105   SH       SOLE               610758       0         0
UBS AG JERSEY BRH ALERIAN INFR COM   902641646  22157    680903   SH       SOLE               680903       0         0
VANGUARD SPECIALIZED PORTFOLDI COM   921908844  83193   1396567   SH       SOLE              1396567       0         0
VANGUARD TAX-MANAGED FD EUROPE COM   921943858  33403    947550   SH       SOLE               931481       0         0
VANGUARD INTL EQUITY INDEX FEM COM   922042858 234494   5265976   SH       SOLE              5247627       0         0
VANGUARD INTL EQUITY INDEX FEU COM   922042874 208611   4270099   SH       SOLE              4241246       0         0
VANGUARD INDEX FDS LARGE CAP E COM   922908637  99012   1519180   SH       SOLE              1512539       0         0
VANGUARD INDEX FDS STK MRK ETF COM   922908769   2432     33187   SH       SOLE                33187       0         0
FIRST TR EXCHANGE TRADED FD DJ COM   33733E302   4047    103676   SH       SOLE               101495       0         0
BIOMED RLTY TR INC COM         COM   09063H107    231     11944   SH       SOLE                11944       0         0
CBRE GROUP INC CL A            COM   12504L109   4459    224077   SH       SOLE               224077       0         0
CLAYMORE EXCHANGE-TRADED FD WI COM   18383M308   6321    340933   SH       SOLE               325222       0         0
CRACKER BARREL OLD CTRY STORCO COM   22410J106   3913     60892   SH       SOLE                60892       0         0
CREDIT SUISSE NASSAU BRH ETN L COM   22542D852  21325    883391   SH       SOLE               883391       0         0
EAST WEST BANCORP INC COM      COM   27579R104    307     14271   SH       SOLE                14271       0         0
EXXON MOBIL CORP               COM   30231G102   4789     55336   SH       SOLE                55336       0         0
FIRST TR DJS MICROCAP INDEX CO COM   33718M105   3190    139094   SH       SOLE               125918       0         0
GLOBAL X FDS GLB X ASEAN 40    COM   37950E648  10174    597130   SH       SOLE               589682       0         0
MERCK & COMPANY                COM   58933Y105  13177    321852   SH       SOLE               321852       0         0
METLIFE INC COM                COM   59156R108  22173    672846   SH       SOLE               670501       0         0
POWERSHARES ETF TRUST DWA TECH COM   73935X153  31033   1111095   SH       SOLE              1102387       0         0
POWERSHARES ETF TRUST INTL DIV COM   73935X716  44920   2837653   SH       SOLE              2837653       0         0
POWERSHARESETF TRUST DYN SFTWR COM   73935X773    365     13465   SH       SOLE                13465       0         0
POWERSHARES S&P BANK LOAN PORT COM   73936Q769  98034   3924518   SH       SOLE              3924518       0         0
POWERSHARES GLOBAL ETF TRUSTHI COM   73936T557  40458   2101604   SH       SOLE              2101604       0         0
POWERSHARES ETF TR II S&P500 L COM   73937B779  14735   4145034   SH       SOLE              4145034       0         0
POWERSHARES ETF TR II S&P SMCP COM   73937B803    287      9287   SH       SOLE                 9287       0         0
POWERSHARES ETF TR II S&P500 H COM   73937B829  52428   2388566   SH       SOLE              2346313       0         0
POWERSHARES ETF TR II S&P SMCP COM   73937B837    324     10972   SH       SOLE                10972       0         0
POWERSHARES ETF TR II S&P SMCP COM   73937B860    471     15338   SH       SOLE                15338       0         0
POWERSHARES ETF TR II S&P SMCP COM   73937B886   4618    130633   SH       SOLE               130633       0         0
SPDR SERIES TRUST LEHMAN YLD E COM   78464A417 210832   5178865   SH       SOLE              5178865       0         0
SPDR SERIES TRUST DJ WLSH REIT COM   78464A607  45168    618997   SH       SOLE               618997       0         0
SPDR SERIES TRUST S&P METALS M COM   78464A755   4438     98336   SH       SOLE                98336       0         0
SELECT SECTOR SPDR TR SBI HEAL COM   81369Y209   7233    181377   SH       SOLE               181377       0         0
SELECT SECTOR SPDR TR SBI INT- COM   81369Y506  28867    403968   SH       SOLE               401242       0         0
SELECT SECTOR SPDR TR SBI INT- COM   81369Y886  37188   1064942   SH       SOLE              1064942       0         0
SIRONA DENTAL SYSTEMS INC COM  COM   82966C103    315      4879   SH       SOLE                 4879       0         0
UNITEDHEALTH GROUP INC COM     COM   91324P102  23094    425775   SH       SOLE               425775       0         0
VANGUARD WORLD FDS CONSUM STP  COM   92204A207  51089    581190   SH       SOLE               581190       0         0
VANGUARD WORLD FDS INDUSTRIAL  COM   92204A603  59219    830902   SH       SOLE               826890       0         0
VANGUARD WORLD FDS INF TECH ET COM   92204A702  27291    394830   SH       SOLE               391392       0         0
VANGUARD SCOTTSDALE FDS SHRT-T COM   92206C409  77650    966754   SH       SOLE               966754       0         0
WISDOMTREE TRUST EMG MKTS SMCA COM   97717W281  21601    436858   SH       SOLE               431125       0         0
WISDOMTREE TRUST LARGECAP DIVI COM   97717W307  85951   1602359   SH       SOLE              1602359       0         0
WISDOMTREE TRUST JP TOTAL DIVI COM   97717W851  43605   1181603   SH       SOLE              1172082       0         0
INVESCO LTD SHS                COM   G491BT108    337     12904   SH       SOLE                12904       0         0


     LINE COUNT: 87                                                                                         0         0
